COLUMBIA FUNDS SERIES TRUST

Columbia LifeGoal® Growth Portfolio

Columbia LifeGoal® Balanced Growth Portfolio

Columbia LifeGoal® Income and Growth Portfolio

Columbia LifeGoal® Income Portfolio

(the “Funds”)

Supplement dated February 27, 2012 to the Funds’ Prospectuses dated August 1, 2011, as supplemented

Effective immediately, the prospectuses of the Funds are modified as described below:

1.	Investing Defensively.

The paragraph under the heading Investing Defensively in the section of the Funds’ Prospectuses entitled “Additional Investment Strategies and Policies” is deleted and replaced in its entirety with the following:

Each Fund may from time to time take temporary defensive investment positions that may be inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political, social or other conditions, including, without limitation, (i) investing some or all of its assets in money market instruments or shares of affiliated or unaffiliated money market funds, (ii) holding some or all of its assets in cash or cash equivalents, or (iii) investing in derivatives, such as futures (e.g., index futures) or options on futures, for various purposes, including among others, investing in particular derivatives to achieve indirect investment exposures to a sector, country or region where the Adviser believes such defensive positioning is appropriate. While the Fund is so positioned defensively, derivatives could comprise a substantial portion of the Fund’s investments. For information on the risks of investing in derivatives, see “Derivatives Risk” in each Fund’s Principal Risks section of this prospectus.

Each Fund may not achieve its investment objective while it is investing defensively. During these times, the portfolio managers may make frequent portfolio holding changes, which could result in increased trading expenses and taxes, and decreased Fund performance. See also Investing in Money Market Funds above for more information.

Shareholders should retain this Supplement for future reference.

COLUMBIA FUNDS SERIES TRUST

Columbia Masters International Equity Portfolio

(the “Fund”)

Supplement dated February 27, 2012

to the Fund’s Prospectuses dated August 1, 2011, as supplemented

Effective immediately, the prospectuses of the Fund are modified as described below:

1.	Principal Risks. The section of the prospectuses entitled “Columbia Masters International Equity Portfolio – Principal Risks” is modified by deleting Derivatives Risk and replacing it in its entirety with the following:

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Derivatives Risk – The Fund and certain Underlying Funds may use derivatives, which are financial contracts whose values are, for example, based on (or “derived” from) traditional securities (such as a stock or bond), assets (such as a commodity like gold or a foreign currency), reference rates (such as LIBOR) or market indices (such as the Standard & Poor’s (S&P) 500® Index. Derivatives involve special risks and may result in losses or may limit the Fund’s or Underlying Fund’s potential gain from favorable market movements. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund or the Underlying Fund to lose more money than it would have lost had it invested in the underlying security or other asset. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility, among other consequences. The use of derivatives may also increase the amount of taxes payable by shareholders holding shares in a taxable account. Other risks arise from the Fund’s or Underlying Fund’s potential inability to terminate or to sell derivative positions. A liquid secondary market may not always exist for the Fund or Underlying Fund’s derivative positions at times when the Fund or Underlying Fund might wish to terminate or to sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The use of derivatives also involves the risks of mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying security, asset, reference rate or index. The Fund or Underlying Fund also may not be able to find a suitable derivative transaction counterparty, and thus may be unable to engage in derivative transactions when it is deemed favorable to do so, or at all. U.S. federal legislation has recently been enacted that provides for new clearing, margin, reporting and registration requirements for participants in the derivatives market. While the ultimate impact is not yet clear, these changes could restrict and/or impose significant costs or other burdens upon the Fund’s participation in derivatives transactions. For more information on the risks of derivative investments and strategies, see the Statement of Additional Information.

2.	Investing Defensively.

The paragraph under the heading Investing Defensively in the section of the Fund’s Prospectuses entitled “Columbia Masters International Equity Portfolio—Additional Investment Strategies and Policies” is deleted and replaced in its entirety with the following:

The Fund may from time to time take temporary defensive investment positions that may be inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political, social or other conditions, including, without limitation, (i) investing some or all of its assets in money market instruments or shares of affiliated or unaffiliated money market funds, (ii) holding some or all of its assets in cash or cash equivalents, or (iii) investing in derivatives, such as futures (e.g., index futures) or options on futures, for various purposes, including among others, investing in particular derivatives to achieve indirect investment exposures to a sector, country or region where the Adviser believes such defensive positioning is appropriate. While the Fund is so positioned defensively, derivatives could comprise a substantial portion of the Fund’s investments. For information on the risks of investing in derivatives, see “Derivatives Risk” in the Principal Risks section of this prospectus.

The Fund may not achieve its investment objective while it is investing defensively. During these times, the portfolio managers may make frequent portfolio holding changes, which could result in increased trading expenses and taxes, and decreased Fund performance. See also Investing in Money Market Funds above for more information.

Shareholders should retain this Supplement for future reference.

COLUMBIA FUNDS SERIES TRUST

Columbia Multi-Advisor International Equity Fund

(the “Fund”)

Supplement dated February 27, 2012

to the Fund’s Prospectuses dated July 1, 2011, as supplemented

Effective immediately, the prospectuses of the Fund are modified as described below:

1.	Investing Defensively.

The paragraph under the heading Investing Defensively in the section of the Fund’s Prospectuses entitled “Columbia Multi-Advisor International Equity Fund —Additional Investment Strategies and Policies” is deleted and replaced in its entirety with the following:

The Fund may from time to time take temporary defensive investment positions that may be inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political, social or other conditions, including, without limitation, (i) investing some or all of its assets in money market instruments or shares of affiliated or unaffiliated money market funds, (ii) holding some or all of its assets in cash or cash equivalents, or (iii) investing in derivatives, such as futures (e.g., index futures) or options on futures, for various purposes, including among others, investing in particular derivatives to achieve indirect investment exposures to a sector, country or region where the Adviser believes such defensive positioning is appropriate. While the Fund is so positioned defensively, derivatives could comprise a substantial portion of the Fund’s investments. For information on the risks of investing in derivatives, see “Derivatives Risk” in the Principal Risks section of this prospectus.

The Fund may not achieve its investment objective while it is investing defensively. During these times, the portfolio managers may make frequent portfolio holding changes, which could result in increased trading expenses and taxes, and decreased Fund performance. See also Investing in Money Market Funds above for more information.

Shareholders should retain this Supplement for future reference.

COLUMBIA FUNDS SERIES TRUST

Columbia Overseas Value Fund

(the “Fund”)

Supplement dated February 27, 2012 to the Fund’s Prospectuses dated July 1, 2011, as supplemented

Effective immediately, the prospectuses of the Fund are modified as described below:

1.	Investing Defensively.

The paragraph under the heading Investing Defensively in the section of the Fund’s Prospectuses entitled “Columbia Overseas Value Fund —Additional Investment Strategies and Policies” is deleted and replaced in its entirety with the following:

The Fund may from time to time take temporary defensive investment positions that may be inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political, social or other conditions, including, without limitation, (i) investing some or all of its assets in money market instruments or shares of affiliated or unaffiliated money market funds, (ii) holding some or all of its assets in cash or cash equivalents, or (iii) investing in derivatives, such as futures (e.g., index futures) or options on futures, for various purposes, including among others, investing in particular derivatives to achieve indirect investment exposures to a sector, country or region where the Adviser believes such defensive positioning is appropriate. While the Fund is so positioned defensively, derivatives could comprise a substantial portion of the Fund’s investments. For information on the risks of investing in derivatives, see “Derivatives Risk” in the Principal Risks section of this prospectus.

The Fund may not achieve its investment objective while it is investing defensively. During these times, the portfolio managers may make frequent portfolio holding changes, which could result in increased trading expenses and taxes, and decreased Fund performance. See also Investing in Money Market Funds above for more information.

Shareholders should retain this Supplement for future reference.